Remeasurement items affecting operating profit - Impairment and (reversal of impairment) of Assets (Details) - ZAR (R) R in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2020	Jun. 30, 2018
Impairment
Impairment loss (reversal of impairment loss)			R 74,886	R 33,649	R (1,443)
Property, plant and equipment.
Impairment
Impairment loss (reversal of impairment loss)			73,963
Right of use assets
Impairment
Impairment loss (reversal of impairment loss)			166
Other intangible assets
Impairment
Impairment loss (reversal of impairment loss)			757
Other (net)
Impairment
Impairment loss (reversal of impairment loss)			1,331	170	(47)
Other (net) | Property, plant and equipment.
Impairment
Impairment loss (reversal of impairment loss)			1,114
Other (net) | Right of use assets
Impairment
Impairment loss (reversal of impairment loss)			9
Other (net) | Other intangible assets
Impairment
Impairment loss (reversal of impairment loss)			208
Fuels | Secunda liquid fuels refinery
Impairment
Impairment loss (reversal of impairment loss)			7,803	35,316
Fuels | Secunda liquid fuels refinery | Property, plant and equipment.
Impairment
Impairment loss (reversal of impairment loss)			7,782
Fuels | Secunda liquid fuels refinery | Right of use assets
Impairment
Impairment loss (reversal of impairment loss)			5
Fuels | Secunda liquid fuels refinery | Other intangible assets
Impairment
Impairment loss (reversal of impairment loss)			16
Fuels | Sasolburg liquid fuels refinery
Impairment
Impairment loss (reversal of impairment loss)			637
Fuels | Sasolburg liquid fuels refinery | Property, plant and equipment.
Impairment
Impairment loss (reversal of impairment loss)			637
Gas | Production Sharing Agreement (PSA)
Impairment
Impairment loss (reversal of impairment loss)			(1,143)				R 1,100
Gas | Production Sharing Agreement (PSA) | Property, plant and equipment.
Impairment
Impairment loss (reversal of impairment loss)			(1,143)
Chemicals Africa | Polyethylene
Impairment
Impairment loss (reversal of impairment loss)	R 3,600	R 546	4,110
Chemicals Africa | Polyethylene | Property, plant and equipment.
Impairment
Impairment loss (reversal of impairment loss)			4,110
Chemicals Africa | Chlor-Alkali and PVC
Impairment
Impairment loss (reversal of impairment loss)			645
Chemicals Africa | Chlor-Alkali and PVC | Property, plant and equipment.
Impairment
Impairment loss (reversal of impairment loss)			645
Chemicals Africa | Wax
Impairment
Impairment loss (reversal of impairment loss)			524	932
Chemicals Africa | Wax | Property, plant and equipment.
Impairment
Impairment loss (reversal of impairment loss)			399
Chemicals Africa | Wax | Right of use assets
Impairment
Impairment loss (reversal of impairment loss)			72
Chemicals Africa | Wax | Other intangible assets
Impairment
Impairment loss (reversal of impairment loss)			53
Chemicals Africa | Chemical Work Up & Heavy Alcohols value chain
Impairment
Impairment loss (reversal of impairment loss)					R (1,396)	R 1,700
Chemicals America | Ethane value chain (Alc/Alu/EO/EG)
Impairment
Impairment loss (reversal of impairment loss)			58,942
Chemicals America | Ethane value chain (Alc/Alu/EO/EG) | Property, plant and equipment.
Impairment
Impairment loss (reversal of impairment loss)			58,583
Chemicals America | Ethane value chain (Alc/Alu/EO/EG) | Other intangible assets
Impairment
Impairment loss (reversal of impairment loss)			359
Chemicals America | Tetramerization
Impairment
Impairment loss (reversal of impairment loss)				(3,645)
Chemicals Eurasia | Sasol Italy Essential Care Chemicals (ECC)
Impairment
Impairment loss (reversal of impairment loss)			2,037
Chemicals Eurasia | Sasol Italy Essential Care Chemicals (ECC) | Property, plant and equipment.
Impairment
Impairment loss (reversal of impairment loss)			1,836
Chemicals Eurasia | Sasol Italy Essential Care Chemicals (ECC) | Right of use assets
Impairment
Impairment loss (reversal of impairment loss)			80
Chemicals Eurasia | Sasol Italy Essential Care Chemicals (ECC) | Other intangible assets
Impairment
Impairment loss (reversal of impairment loss)			R 121
Chemicals Eurasia | China Essential Care Chemicals (ECC)
Impairment
Impairment loss (reversal of impairment loss)				R 876